Property, plant and equipment - Schedule of reconciliation of property, plant and equipment (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment, beginning balance	€ 125,545	€ 34,779
Reclassification	0
Additions	27,176	95,848
Depreciation charge	(14,012)	(7,681)
Impairment charge	(19,071)	0
Disposals	(45)	(46)
Exchange rate differences	(7,158)	2,645
Property, plant and equipment, ending balance	112,435	125,545	€ 34,779
Cost
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment, beginning balance	166,999
Property, plant and equipment, ending balance	179,583	166,999
Accumulated depreciation and impairment
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment, beginning balance	(41,453)
Property, plant and equipment, ending balance	(67,148)	(41,453)
Land, buildings and leasehold improvements
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment, beginning balance	10,284	10,651
Reclassification	45,082
Additions	30,902	664
Depreciation charge	(3,091)	(1,160)
Impairment charge	(4,453)	0
Disposals	0	0
Exchange rate differences	(4,230)	129
Property, plant and equipment, ending balance	74,493	10,284	10,651
Land, buildings and leasehold improvements | Cost
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment, beginning balance	25,554
Property, plant and equipment, ending balance	96,528	25,554
Land, buildings and leasehold improvements | Accumulated depreciation and impairment
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment, beginning balance	(15,269)
Property, plant and equipment, ending balance	(22,035)	(15,269)
Manufacturing and laboratory equipment
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment, beginning balance	21,066	12,041
Reclassification	16,576
Additions	24,484	14,360
Depreciation charge	(10,424)	(6,129)
Impairment charge	(14,618)	0
Disposals	(43)	(19)
Exchange rate differences	(2,497)	813
Property, plant and equipment, ending balance	34,544	21,066	12,041
Manufacturing and laboratory equipment | Cost
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment, beginning balance	44,127
Property, plant and equipment, ending balance	76,315	44,127
Manufacturing and laboratory equipment | Accumulated depreciation and impairment
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment, beginning balance	(23,062)
Property, plant and equipment, ending balance	(41,770)	(23,062)
Computer hardware
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment, beginning balance	1,335	726
Reclassification	0
Additions	281	912
Depreciation charge	(432)	(333)
Impairment charge	0	0
Disposals	(2)	(2)
Exchange rate differences	(42)	32
Property, plant and equipment, ending balance	1,140	1,335	726
Computer hardware | Cost
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment, beginning balance	3,204
Property, plant and equipment, ending balance	3,245	3,204
Computer hardware | Accumulated depreciation and impairment
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment, beginning balance	(1,870)
Property, plant and equipment, ending balance	(2,105)	(1,870)
Furniture, fittings and other
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment, beginning balance	202	257
Reclassification	0
Additions	552	16
Depreciation charge	(64)	(59)
Impairment charge	0	0
Disposals	0	(21)
Exchange rate differences	(14)	9
Property, plant and equipment, ending balance	675	202	257
Furniture, fittings and other | Cost
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment, beginning balance	1,454
Property, plant and equipment, ending balance	1,912	1,454
Furniture, fittings and other | Accumulated depreciation and impairment
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment, beginning balance	(1,252)
Property, plant and equipment, ending balance	(1,238)	(1,252)
Assets in the course of construction
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment, beginning balance	92,659	11,105
Reclassification	(61,658)
Additions	(29,043)	79,897
Depreciation charge	0	0
Impairment charge	0	0	(100)
Disposals	0	(4)
Exchange rate differences	(375)	1,662
Property, plant and equipment, ending balance	1,583	92,659	€ 11,105
Assets in the course of construction | Cost
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment, beginning balance	92,659
Property, plant and equipment, ending balance	1,583	92,659
Assets in the course of construction | Accumulated depreciation and impairment
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment, beginning balance	0
Property, plant and equipment, ending balance	€ 0	€ 0